INCOME TAX - Components of Deferred Tax Assets And Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Federal net operating loss carryforwards	$ 89,698	$ 84,330
State net operating loss carryforwards	26,509	28,700
Alternative minimum tax credit carryforwards	7,179	6,973
Charitable contribution carryforwards	146	132
Indian Coal Tax Credit carryforwards	25,499	25,591
Accruals for the following:
Workers’ compensation	2,726	3,592
Postretirement medical benefit and pension obligations	106,912	138,710
Incentive plans	1,606	1,995
Asset retirement obligations	68,989	77,698
Deferred revenues	18,919	22,500
Excess of pneumoconiosis benefit obligation over trust assets	3,262	3,185
Acquisition Costs	1,276	198
Restructuring	1,909	0
Other accruals	6,656	6,035
Total gross deferred assets	361,286	399,639
Less valuation allowance	(264,464)	(293,504)
Net deferred tax assets	96,822	106,135
Deferred tax liabilities:
Property, plant and equipment, differences due to depreciation and amortization	(94,868)	(104,992)
Other	(1,954)	(1,143)
Total gross deferred tax liabilities	(96,822)	(106,135)
Net deferred tax asset	$ 0	$ 0